Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Capital stock [member]	Capital surplus [member]	Retained earnings [member]	Treasury stock [member]	Remeasurements of defined benefit plans [member]	Financial instruments measured at fair value through other comprehensive income ("FVOCI") [member]	Own credit on financial liabilities designated at fair value through profit or loss reserve [member]	Exchange differences on translating foreign operations [member]	Equity attributable to SMFG's shareholders [member]	Non-controlling interests [member]	Equity attributable to other equity instruments holders [member]
At beginning of period at Mar. 31, 2019	¥ 11,773,446	¥ 2,339,443	¥ 726,012	¥ 5,715,101	¥ (16,302)	¥ 72,425	¥ 1,730,607		¥ 113,334	¥ 10,680,620	¥ 494,123	¥ 598,703
Comprehensive income:
Net profit	230,983			200,052						200,052	18,567	12,364
Other comprehensive income (loss)	(340,833)					(62,284)	(190,765)		(85,074)	(338,123)	(2,710)
Total comprehensive income (loss)	(109,850)			200,052		(62,284)	(190,765)		(85,074)	(138,071)	15,857	12,364
Issuance of shares under share-based payment transactions	1,044	522	522							1,044
Issuance of other equity instruments	84,951											84,951
Acquisition and disposal of subsidiaries and businesses-net	5,936										5,936
Transaction with non-controlling interest shareholders	509		498							498	11
Dividends to shareholders	(272,756)			(255,835)						(255,835)	(16,921)
Coupons on other equity instruments	(12,364)											(12,364)
Redemption of preferred securities	(436,500)										(436,500)
Purchases of treasury stock	(100,089)				(100,089)					(100,089)
Sales of treasury stock	733				733					733
Loss on sales of treasury stock	(250)			(250)						(250)
Cancellation of treasury stock				(101,674)	101,674
Share-based payment transactions	(45)		1,565							1,565	(1,610)
Transfer from other reserves to retained earnings				52,523		(12,694)	(39,829)
Others	113		(46)	(63)						(109)	(600)	822
At end of period at Mar. 31, 2020	10,934,878	2,339,965	728,551	5,609,854	(13,984)	(2,553)	1,500,013		28,260	10,190,106	60,296	684,476
Comprehensive income:
Net profit	705,076			687,483						687,483	4,471	13,122
Other comprehensive income (loss)	953,656					228,376	642,910	¥ (3,455)	85,386	953,217	439
Total comprehensive income (loss)	1,658,732			687,483		228,376	642,910	(3,455)	85,386	1,640,700	4,910	13,122
Issuance of shares under share-based payment transactions	2,618	1,309	1,309							2,618
Issuance of other equity instruments	99,943											99,943
Acquisition and disposal of subsidiaries and businesses-net	2,351										2,351
Transaction with non-controlling interest shareholders	105		(107)							(107)	212
Share of changes in capital surplus of associates and joint ventures	(5,921)		(5,921)							(5,921)
Dividends to shareholders	(268,389)			(267,144)						(267,144)	(1,245)
Coupons on other equity instruments	(13,122)											(13,122)
Redemption of other equity instruments	(130,000)		(36)							(36)		(129,964)
Purchases of other equity instruments and sales of other equity instruments-net	(5,919)											(5,919)
Purchases of treasury stock	(62)				(62)					(62)
Sales of treasury stock	347				347					347
Loss on sales of treasury stock	(65)			(65)						(65)
Share-based payment transactions	(1,201)		(1,201)							(1,201)
Transfer from other reserves to retained earnings				48,080		(11,412)	(36,668)
Others	1,855										1,855
At end of period at Mar. 31, 2021	12,276,150	2,341,274	722,595	6,078,208	(13,699)	214,411	2,106,255	(3,455)	113,646	11,559,235	68,379	648,536
Comprehensive income:
Net profit	515,075	0	0	499,573	0	0	0	0	0	499,573	4,771	10,731
Other comprehensive income (loss)	248,029	0	0	0	0	23,996	(208,128)	3,975	426,596	246,439	1,590	0
Total comprehensive income (loss)	763,104	0	0	499,573	0	23,996	(208,128)	3,975	426,596	746,012	6,361	10,731
Issuance of shares under share-based payment transactions	1,208	604	604	0	0	0	0	0	0	1,208	0	0
Issuance of other equity instruments	79,955	0	0	0	0	0	0	0	0	0	0	79,955
Acquisition and disposal of subsidiaries and businesses-net	17,141	0	0	0	0	0	0	0	0	0	17,141	0
Transaction with non-controlling interest shareholders	(34)	0	(334)	0	0	0	0	0	0	(334)	300	0
Share of changes in capital surplus of associates and joint ventures	5,097	0	5,097	0	0	0	0	0	0	5,097	0	0
Dividends to shareholders	(274,756)	0	0	(274,127)	0	0	0	0	0	(274,127)	(629)	0
Coupons on other equity instruments	(10,731)	0	0	0	0	0	0	0	0	0	0	(10,731)
Purchases of other equity instruments and sales of other equity instruments-net	5,120	0	0	0	0	0	0	0	0	0	0	5,120
Purchases of treasury stock	(75)	0	0	0	(75)	0	0	0	0	(75)	0	0
Sales of treasury stock	371	0	0	0	371	0	0	0	0	371	0	0
Loss on sales of treasury stock	(50)			(50)						(50)
Share-based payment transactions	87	0	87	0	0	0	0	0	0	87	0	0
Transfer from other reserves to retained earnings	0	0	0	131,002	0	(41,097)	(89,905)	0	0	0	0	0
Put options written on non-controlling interests	(82,667)		(82,667)							(82,667)
Others	1,772	0	0	(1)	0	0	0	0	0	(1)	1,773	0
At end of period at Mar. 31, 2022	¥ 12,781,692	¥ 2,341,878	¥ 645,382	¥ 6,434,605	¥ (13,403)	¥ 197,310	¥ 1,808,222	¥ 520	¥ 540,242	¥ 11,954,756	¥ 93,325	¥ 733,611